Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Consolidated Balance Sheets as of December 31, 2012 and 2011:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)	Balance Sheet Location	at Fair Value	Level 1	Level 2	Level 3
Derivatives[1]:
Currency hedge portfolio	Other current assets	$192	$—	$192	$—
Currency hedge portfolio	Other current assets	(2,550)	—	(2,550)	—
Currency hedge portfolio	Accrued liabilities	1,992	—	1,992	—
Currency hedge portfolio	Accrued liabilities	(22,849)	—	(22,849)	—
30-day euro forward contracts	Other current assets	4	—	4	—
30-day euro forward contracts	Other current assets	(11)	—	(11)	—
30-day euro forward contracts	Accrued liabilities	1	—	1	—
30-day euro forward contracts	Accrued liabilities	(24)	—	(24)	—
Bunker fuel forward contracts	Other current assets	4,001	—	4,001	—
Bunker fuel forward contracts	Investments and other assets, net	1,889	—	1,889	—
Bunker fuel forward contracts	Investments and other assets, net	(1,059)	—	(1,059)	—
Bunker fuel forward contracts	Accrued liabilities	3,741	—	3,741	—
Available-for-sale investment	Other current assets	1,668	1,668	—	—
December 31, 2012		$(13,005)	$1,668	$(14,673)	$—
Derivatives[1]:
Currency hedge portfolio	Other current assets	$5,232	$—	$5,232	$—
30-day euro forward contracts	Other current assets	650	—	650	—
Bunker fuel forward contracts	Other current assets	17,490	—	17,490	—
Bunker fuel forward contracts	Other current assets	(5,460)	—	(5,460)	—
Bunker fuel forward contracts	Investments and other assets, net	7,232	—	7,232	—
Bunker fuel forward contracts	Investments and other assets, net	(3,990)	—	(3,990)	—
Bunker fuel forward contracts	Other liabilities	577	—	577	—
Bunker fuel forward contracts	Other liabilities	(1,095)	—	(1,095)	—
Available-for-sale investment	Investments and other assets, net	2,683	2,683	—	—
December 31, 2011		$23,319	$2,683	$20,636	$—

[1]
Currency hedge portfolio and bunker fuel forward contracts are designated as hedging instruments. 30-day euro forward contracts are not designated as hedging instruments. To the extent derivatives in an asset position and derivatives in a liability position are with the same counterparty, they are netted in the Consolidated Balance Sheets because the company enters into master netting arrangements with each of its hedging partners. See also Note 11.